Cover	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Document Information [Line Items]
Document Type		DEF 14A
Amendment Flag		false
Entity Information [Line Items]
Entity Registrant Name	Barings BDC, Inc.	Barings BDC, Inc.
Entity Central Index Key		0001379785